Loan Payable	12 Months Ended
Jun. 30, 2016
Debt Disclosure [Abstract]
Loan Payable
16.	Loan Payable

On September 30, 2013, we entered into a Loan and Security Agreement (the “LSA”) with AvidBank Corporate Finance, a division of AvidBank (“AvidBank”). Pursuant to the LSA, AvidBank agreed to lend us under a revolving credit facility (the “Revolving Line”) an aggregate principal outstanding amount not to exceed the lesser of (i) One Million Dollars ($1,000,000) or (ii) an amount equal to eighty percent (80%) of eligible accounts, as determined by AvidBank in accordance with the LSA. We could have borrowed amounts under the Revolving Line at any time prior to December 30, 2014, at which time all outstanding amounts would have been immediately due and payable.

Pursuant to the LSA, AvidBank also agreed to make equipment advances to us, each in a minimum amount of $100,000, and in an aggregate principal amount not to exceed One Million Dollars ($1,000,000). Equipment advances during any particular three-month draw period were due and repayable in thirty-six (36) equal monthly payments. All amounts due under outstanding equipment advances made during any particular draw period were due on the tenth (10th) day following the end of such draw period, and in any event, no later than September 30, 2017.

On December 23, 2014, we entered into an Amended and Restated Loan and Security Agreement (the “Amended LSA”) with AvidBank for an invoice-based working capital revolving line of credit (the “Invoiced Based Line”). The Amended LSA amended and restated the LSA. Pursuant to the Amended LSA, AvidBank will, in its discretion, make loan advances to us up to a maximum aggregate principal amount outstanding not to exceed the lesser of (i) One Million Dollars ($1,000,000) or (ii) eighty percent (80%) (the “Maximum Advance Rate”) of the aggregate balance of our eligible accounts receivable, as determined by AvidBank in accordance with the Amended LSA. On December 23, 2015, we executed the First Amendment to the Amended LSA to extend the term of the Amended LSA to December 23, 2016.

Avid Bank may, in its discretion, elect to not make a requested advance, determine that certain accounts are not eligible accounts, change the Maximum Advance Rate or apply a lower advance rate to particular accounts and terminate the Amended LSA. As of June 30, 2016 and 2015, the principal outstanding on the Invoiced Based Line was $0 and $51,585, respectively.

Amounts borrowed under the Invoiced Based Line may be repaid and re-borrowed at any time prior to December 23, 2016, at which time all amounts shall be immediately due and payable. The advances under the Invoiced Based Line bear interest, on the outstanding daily balance, at a per annum rate equal to three percent (3%) above the Prime Rate (6.50% at June 30, 2016). Interest payments are due and payable on the last business day of each month. Payments received with respect to accounts upon which advances are made will be applied to the amounts outstanding under the Amended LSA.

Our obligations under the Amended LSA are secured by a first priority security interest (subject to permitted liens) in cash, U.S. inventory and accounts receivable. In addition, our wholly-owned subsidiary, Geltech, has guaranteed our obligations under the Amended LSA.

The Amended LSA contains customary covenants, including, but not limited to: (i) limitations on the disposition of property; (ii) limitations on changing our business or permitting a change in control; (iii) limitations on additional indebtedness or encumbrances; (iv) restrictions on distributions; and (v) limitations on certain investments.

Late payments are subject to a late fee equal to the lesser of five percent (5%) of the unpaid amount or the maximum amount permitted to be charged under applicable law. Amounts outstanding during an event of default accrue interest at a rate of five percent (5%) above the interest rate applicable immediately prior to the occurrence of the event of default. The Amended LSA contains other customary provisions with respect to events of default, expense reimbursement, and confidentiality.